Virtus Vontobel Emerging Markets Opportunities Fund,

Virtus Vontobel Foreign Opportunities Fund

and Virtus Vontobel Global Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated January 24, 2019 to the Summary Prospectuses dated January 29, 2018,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective January 28, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., will implement new expense limitation arrangements for Class R6 Shares of the funds. These changes are described in more detail below. The expense limitation arrangements for other share classes shown for Virtus Vontobel Foreign Opportunities Fund and Virtus Vontobel Global Opportunities Fund reflect the expense limitation arrangements implemented effective December 1, 2018.

Virtus Vontobel Emerging Markets Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.37%(b)	0.29%(b)	0.27%(b)	0.19%(b)	0.37%(c)
Total Annual Fund Operating Expenses	1.58%	2.25%	1.23%	1.15%	1.58%
Less: Fee Waiver and/or Expense Reimbursement(d)	N/A	N/A	N/A	(0.17)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.58%	2.25%	1.23%	0.98%	1.58%
(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.98% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred .or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$726	$1,045	$1,386	$2,345
Class C	Sold	$328	$703	$1,205	$2,585
	Held	$228	$703	$1,205	$2,585
Class I	Sold or Held	$125	$390	$676	$1,489
Class R6	Sold or Held	$100	$330	$599	$1,364
Class T	Sold or Held	$407	$736	$1,089	$2,081

Virtus Vontobel Foreign Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.33%(b)	0.25%(b)	0.27%(b)	0.18%(b)	0.33%(c)
Total Annual Fund Operating Expenses	1.43%	2.10%	1.12%	1.03%	1.43%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.05)%	(0.08)%	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.39%	2.05%	1.07%	0.95%	1.43%
(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 2.05% for Class C Shares, 1.07% for Class I Shares, and 0.95% for Class R6 Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$708	$998	$1,308	$2,186
Class C	Sold	$308	$653	$1,124	$2,227
	Held	$208	$653	$1,124	$2,427
Class I	Sold or Held	$109	$351	$612	$1,359
Class R6	Sold or Held	$97	$311	$552	$1,244
Class T	Sold or Held	$392	$691	$1,012	$1,920

Virtus Vontobel Global Opportunities Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None	0.25%
Other Expenses	0.30%(b)	0.31%(b)	0.31%(b)	0.26%(c)	0.30%(c)
Total Annual Fund Operating Expenses	1.40%	2.16%	1.16%	1.11%	1.40%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.04)%	(0.05)%	(0.07)%	(0.21)%	(0.00)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.36%	2.11%	1.09%	0.90%	1.40%
(b)	Restated to reflect current expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 0.90% for Class R6 Shares and 1.55% for Class T Shares through March 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$706	$989	$1,293	$2,155
Class C	Sold	$314	$671	$1,155	$2,489
	Held	$214	$671	$1,155	$2,489
Class I	Sold or Held	$111	$362	$632	$1,403
Class R6	Sold or Held	$92	$310	$569	$1,311
Class T	Sold or Held	$389	$682	$997	$1,888

All Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each fund will be replaced with the following and the new footnote added after the table.

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Emerging Markets Opportunities Fund**	N/A	N/A	N/A	N/A	0.98%	N/A
Virtus Vontobel Foreign Opportunities Fund **	1.39%	2.05%	N/A	1.07%	0.95%	N/A
Virtus Vontobel Global Opportunities Fund**	1.36%	2.11%	N/A	1.09%	0.90%	1.55%

** Contractual through March 31, 2021.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/EMOppsForeignOpps&GlobalOpps NewR6ExpCaps (1/19)

Virtus Vontobel Emerging Markets Opportunities Fund,

Virtus Vontobel Foreign Opportunities Fund

and Virtus Vontobel Global Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated January 24, 2019 to the Statement of

Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

Effective January 28, 2019, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 88-90 of the funds’ SAI, the rows in the second table corresponding to the funds and the applicable footnote will be replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Vontobel Emerging Markets Opportunities Fund (2)	N/A	N/A	N/A	N/A	0.98%	N/A
Virtus Vontobel Foreign Opportunities Fund (2)	1.39%	2.05%	N/A	1.07%	0.95%	N/A
Virtus Vontobel Global Opportunities Fund (2)	1.36%	2.11%	N/A	1.09%	0.90%	1.55%

(2) Contractual through March 31, 2021.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/EMOppsForeignOpps&GlobalOpps NewR6ExpCaps (1/19)